Income Tax And Social Contribution - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 4,970	R$ 4,568	R$ 2,207
Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 2,494	R$ 2,769	R$ 1,161